5. DEBT DISCOUNT (Details Narrative) - Quarterly Report - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Debt Discount	$ 107,016		$ 174,379
Beneficial conversion feature			$ 87,189
Amortization of discount on convertible debentures	$ 50,347	$ 17,681